Average Annual Total Returns - Federated Hermes Select Total Return Bond Fund	IS 1 Year	IS 5 Years	IS 10 Years	IS Return After Taxes on Distributions 1 Year	IS Return After Taxes on Distributions 5 Years	IS Return After Taxes on Distributions 10 Years	IS Return After Taxes on Distributions and Sale of Fund Shares 1 Year	IS Return After Taxes on Distributions and Sale of Fund Shares 5 Years	IS Return After Taxes on Distributions and Sale of Fund Shares 10 Years	SS 1 Year	SS 5 Years	SS 10 Years	Bloomberg Barclays U.S. Aggregate Bond Index 1 Year	Bloomberg Barclays U.S. Aggregate Bond Index 5 Years	Bloomberg Barclays U.S. Aggregate Bond Index 10 Years	Bloomberg Barclays U.S. Mortgage Backed Securities Index(reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. Mortgage Backed Securities Index(reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays U.S. Mortgage Backed Securities Index(reflects no deduction for fees, expenses or taxes) 10 Years	Morningstar Intermediate Core Bond Funds Average 1 Year		Morningstar Intermediate Core Bond Funds Average 5 Years		Morningstar Intermediate Core Bond Funds Average 10 Years
Total	5.33%	2.51%	2.93%	4.10%	1.33%	1.66%	3.14%	1.39%	1.71%	5.13%	2.21%	2.62%	8.72%	3.05%	3.75%	6.35%	2.58%	3.15%	8.06%	[1]	2.72%	[1]	3.55%	[1]

[1]	The Morningstar figures represent the average of the total returns reported by all the funds designated by Morningstar as falling into the respective category indicated.